Note 12 - Income Taxes (Detail) - Significant components of deferred tax assets are as follows: (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating losses	€ 14,183	€ 13,973
Property, manufacturing facility and equipment	344	380
Write down of intangible assets	1,086	1,181
Allowance on doubtful accounts	15	162
Inventory write-off	192	277
Other	22	31
Total deferred tax assets	21,162	22,367
Deferred tax liabilities:
Net deferred tax assets	21,162	22,367
Valuation Allowance	(21,162)	(22,367)
Capitalization of R&D Costs [Member]
Deferred tax assets:
Capitalization of R&D costs	€ 5,320	€ 6,363